FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Inputs, Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities	$ 398	$ 2,035
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset
Fair Value, Inputs, Level 2 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset		1,063
Fair Value, Inputs, Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in income on derivatives	$ 975	1,616
Other Current Assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset		$ 1,063